Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]	Non-Controlling Interest in Operating Partnership [Member]	Total	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series A Preferred Stock [Member] Retained Earnings (Deficit) [Member]	Series A Preferred Stock [Member] Non-Controlling Interest in Operating Partnership [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series B Preferred Stock [Member] Retained Earnings (Deficit) [Member]	Series B Preferred Stock [Member] Non-Controlling Interest in Operating Partnership [Member]	Series B Preferred Stock [Member]
Beginning balance at Dec. 31, 2018	$ 167	$ 65,639	$ 298,614	$ (38,400)	$ 29,632	$ 3,191	$ 358,843
Beginning balance (in shares) at Dec. 31, 2018	16,652,170	2,718,206
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	132	0	0	0	132
Issuance of common stock (in shares)	6,000	0
Issuance of preferred stock	$ 0	$ 49,360	0	0	0	0	49,360
Issuance of preferred stock (in shares)	0	2,049,480
Conversion of OP units	$ 0	$ 0	0	0	0	(103)	(103)
Net Loss before dividends on preferred stock	0	0	0	0	(22,015)	(369)	(22,384)
Other Comprehensive income (loss)	0	0	0	31,981	0	0	31,981
LTIP-OP Unit awards	0	0	0	0	0	265	265
Distribution paid on LTIP-OP Units	0	0	0	0	0	(134)	(134)
Common dividends declared	0	0	0	0	(8,156)	0	(8,156)
Preferred dividends declared								$ 0	$ 0	$ 0	$ 0	$ (1,419)	$ 0	$ (1,419)	$ 0	$ 0	$ 0	$ 0	$ (422)	$ 0	$ (422)
Ending balance at Mar. 31, 2019	$ 167	$ 114,999	298,746	(6,419)	(2,380)	2,850	407,963
Ending balance (in shares) at Mar. 31, 2019	16,658,170	4,767,686
Beginning balance at Dec. 31, 2018	$ 167	$ 65,639	298,614	(38,400)	29,632	3,191	358,843
Beginning balance (in shares) at Dec. 31, 2018	16,652,170	2,718,206
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)	(235,950)
Ending balance at Dec. 31, 2019	$ 170	$ 115,281	299,180	41,414	(59,451)	2,781	$ 399,375
Ending balance (in shares) at Dec. 31, 2019	16,660,655	4,781,635					16,660,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	124	0	0	0	$ 124
Issuance of common stock (in shares)	9,500	0
Repurchase of common stock	$ 0	$ 0	(1,748)	0	0	0	(1,748)
Repurchase of common stock (in shares)	(142,531)	0
Conversion of OP units	$ 0	$ 0	0	0	0	(76)	(76)
Net Loss before dividends on preferred stock	0	0	0	0	(47,926)	(910)	(48,836)
Other Comprehensive income (loss)	0	0	0	(7,631)	0	0	(7,631)
LTIP-OP Unit awards	0	0	0	0	0	264	264
Distribution paid on LTIP-OP Units	0	0	0	0	0	(108)	(108)
Common dividends declared	0	0	0	0	(6,611)	0	(6,611)
Preferred dividends declared								$ 0	$ 0	$ 0	$ 0	$ (1,428)	$ 0	$ (1,428)	$ 0	$ 0	$ 0	$ 0	$ (1,031)	$ 0	$ (1,031)
Ending balance at Mar. 31, 2020	$ 170	$ 115,281	$ 297,556	$ 33,783	$ (116,447)	$ 1,951	$ 332,294
Ending balance (in shares) at Mar. 31, 2020	16,527,624	4,781,635					16,527,624